Capital Stock (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Equity [Abstract]
Schedule of Shares to be Issued

	Common shares to be issued	Value ($)

Balance, March 31, 2016	146,603	339,949

Equity issued	(29,138)	(60,325)

Equity to be issued as compensation	620,000	320,684

Balance, September 30, 2016	737,465	600,308

Summary of Warrants Outstanding

As at September 30, 2016, the following warrants were outstanding:

Expiration Date	Number of Warrants	Number of Warrants Exercisable	Weighted Average Exercise Price	Grant Date Fair Value Equity		Fair Value - at September 30, 2016 of Vested Warrants - Liability
June 6, 2017	22,500	22,500	$1.12	$16,110		$
April 1, 2017	325,000	-	USD $0.04	-
			($0.052)
October 22, 2016*	3,350	3,350	USD $1.50	-
			($1.97)
November 30, 2016 8,850	8,850	8,850	USD $2.00	-
			($2.62)
	359,700	34,700	$0.20	$16,110	$	$

* Subsequent to September 30, 2016, these warrants expired unexercised.

As at March 31, 2016, the following warrants were outstanding:

		Number of	Weighted		Grant Date	Fair Value at March 31, 2016
	Number of	Warrants	Average		Fair Value	of Vested
Expiration Date	Warrants	Exercisable	Exercise Price		Equity	Warrants - Liability
June 6, 2016*	300,383	300,383		$2.24	$170,908	$-
June 7, 2016*	5,000	5,000		$1.12	3,180	-
June 6, 2017	22,500	22,500		$1.12	16,110	-
April 1, 2017	369,500	44,500	USD $	0.04	-	26,744
				$(0.052)
October 22, 2016	3,350	3,350	USD $	1.50	-	60
				$(1.95)
November 30, 2016	8,850	8,850	USD $	2.00	-	675
				$(2.59)
	709,583	384,583		$1.06	$190,198	$27,479

* Expired unexercised subsequent to the year-ended March 31, 2016.

Schedule of Warrant Activity

The continuity of warrants for the period ended September 30, 2016 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, March 31, 2016	709,583	$1.06
Exercised	(44,500)	0.05
Expired, unexercised	(305,383)	2.22
Balance, September 30, 2016	359,700	$0.20

The continuity of warrants for the years ended March 31, 2015 and 2016 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, March 31, 2014	-	$-
Granted	965,083	0.79
Exercised	(25,000)	0.05
Balance, March 31, 2015	940,083	0.63
Exercised	(230,500)	0.05
Balance, March 31, 2016	709,583	$1.06

Schedule of Option Activity

The activities in options outstanding are as noted below:

	Number of Options Granted	Weighted Average Exercise Price
Balance, March 31, 2016	930,000	$2.05
Granted	-	$-
Balance, September 30, 2016	930,000	$2.05

The activities in options outstanding are as noted below:

	Number of Options Granted	Weighted Average Exercise Price
Balance, March 31, 2014	-	-
Granted	505,000	$1.73
Balance, March 31, 2015	505,000	$1.73
Granted	425,000	$2.43
Balance, March 31, 2016	930,000	$2.05

Schedule of Stock Options Outstanding and Exercisable

The following table presents information relating to stock options outstanding and exercisable at September 30, 2016.

	Options Outstanding		Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
$1.73	505,000	3.20	398,333	$1.73	3.20
$2.43	425,000	4.25	177,083	$2.43	4.25
$2.05	930,000	3.57	575,416	$1.93	3.52

The following table presents information relating to stock options outstanding and exercisable at March 31, 2016.

	Options Outstanding		Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
$1.73	505,000	3.70	398,333	$1.73	3.70
$2.43	425,000	4.75	134,583	$2.43	4.75
$2.05	930,000	4.05	532,916	$1.91	3.97